Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Inventories [Abstract]
Inventories	$ 4,426	$ 5,289
Lubricants [Member]
Inventories [Abstract]
Inventories	499	556
Bunkers [Member]
Inventories [Abstract]
Inventories	$ 3,927	$ 4,733